ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
ACCRUED EXPENSES

5. ACCRUED EXPENSES

Accrued expenses, in thousands, consisted of the following as of:

	December 31,
	2013	2012
Accrued wages	$61,759	$47,240
Interest payable	48,793	42,214
Accrued phone	48,201	36,105
Accrued other taxes (non-income related)	42,022	38,608
Deferred income tax	7,697	—
Accrued employee benefit costs	6,178	11,414
Accrued lease expense	3,204	8,392
Income taxes payable	5,922	4,336
Other current liabilities	25,906	30,843

	$249,682	$219,152